UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-09607

                                         Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

                                             Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

                                         Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code:     1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

August 31, 2017 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 30.5%

	REAL ESTATE INVESTMENT TRUSTS — 4.9%
2,224,600	Seritage Growth Properties (a)	$106,914,276

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 20.2%
23,136,502	The St. Joe Co. (a)(b)(c)	436,123,063

	RETAIL DEPARTMENT STORES — 5.4%
14,497,773	Sears Holdings Corp. (a)(b)(c)(d)	115,112,318
316,200	Sears Hometown and Outlet Stores, Inc. (b)	553,350

		115,665,668

TOTAL DOMESTIC EQUITY SECURITIES (COST $1,583,076,159)		658,703,007

	FOREIGN EQUITY SECURITIES — 1.1%

	CANADA — 1.1%

	METALS & MINING — 1.0%
7,152,813	Imperial Metals Corp. (a)(b)	22,167,275

	RETAIL DEPARTMENT STORES — 0.1%
8,999,272	Sears Canada, Inc. (a)(b)	899,927

TOTAL FOREIGN EQUITY SECURITIES (COST $142,320,908)		23,067,202

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 33.3%

	MORTGAGE FINANCE — 33.3%
	Federal Home Loan Mortgage Corp.
42,723,148	7.875%, Series Z (b)(e)	$269,155,832
5,581,575	5.570%, Series V (b)	27,907,875
1,614,250	1.380%, Series M (b)(e)	14,576,678
2,726,100	6.550%, Series Y (b)	13,794,066
1,308,929	1.669%, Series B (b)(e)	11,845,807
1,119,600	5.100%, Series H (b)	10,636,200
450,000	5.900%, Series U (b)	2,250,000
437,340	5.660%, Series W (b)	2,121,099
200,000	5.000%, Series F (b)	2,010,000
	Federal National Mortgage Association
46,298,719	7.750%, Series S (b)(e)	300,941,674
2,637,503	7.000%, Series O (b)(e)	26,770,655
3,558,097	4.500%, Series P (b)(e)	17,826,066
1,557,500	6.750%, Series Q (b)	8,644,125
1,500,000	7.625%, Series R (b)	8,625,000
250,200	0.570%, Series G (b)(e)	2,489,490

		719,594,567

	RETAIL DEPARTMENT STORES — 0.0%
15,405	Sears Roebuck Acceptance Corp.
	7.400% (a)(c)(d)	175,155

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $561,541,444)		719,769,722

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017 (unaudited)

Shares		Value

	WARRANTS — 0.0%

	RETAIL DEPARTMENT STORES — 0.0%
222,319	Sears Holdings Corp., Vested, Strike Price $25.686, Expire 12/15/2019 (a)(b)(c)(d)(f)	$522,450

TOTAL WARRANTS (COST $3,947,990)		522,450

Principal

	DOMESTIC CORPORATE BONDS — 9.8%

	CAPITAL GOODS — 1.7%
$42,940,000	International Wire Group, Inc.
	10.750%, 08/01/2021 (g)	37,177,452

	CONSUMER SERVICES — 1.7%
42,700,000	Monitronics International, Inc.
	9.125%, 04/01/2020	35,923,510

	OIL & GAS EQUIPMENT & SERVICES — 0.3%
12,000,000	Bristow Group, Inc.
	6.250%, 10/15/2022	7,575,600

	RETAIL DEPARTMENT STORES — 6.1%
	Sears Holdings Corp.
7,715,000	6.625%, 10/15/2018 (a)(c)(d)	7,215,840
143,408,000	8.000%, 12/15/2019 (a)(c)(d)	119,917,770
	Sears Roebuck Acceptance Corp.
823,000	6.875%, 10/15/2017 (a)(c)(d)	807,939
6,886,000	7.500%, 10/15/2027 (a)(c)(d)	3,321,118

		131,262,667

TOTAL DOMESTIC CORPORATE BONDS (COST $245,411,639)		211,939,229

	FOREIGN CORPORATE BONDS — 5.8%

	CANADA — 5.8%

	METALS & MINING — 5.8%
	Imperial Metals Corp.
145,780,000	7.000%, 03/15/2019 (a)(g)	125,312,488

TOTAL FOREIGN CORPORATE BONDS (COST $141,366,202)		125,312,488

Principal		Value

	COMMERCIAL PAPER — 16.3%

	AUTOMOTIVE RETAIL — 1.5%
	AutoNation, Inc.
$22,000,000	1.651%, 09/01/2017 (g)(h)	$21,998,947
10,000,000	1.651%, 09/05/2017 (g)(h)	9,997,600

		31,996,547

	ENERGY SERVICES — 2.3%
	Duke Energy Corp.
15,000,000	1.320%, 09/07/2017 (g)(h)	14,995,800
36,000,000	1.320%, 09/08/2017 (g)(h)	35,988,448

		50,984,248

	FOOD PRODUCTS — 5.9%
	Conagra Brands, Inc.
23,500,000	1.350%, 09/05/2017 (g)(h)	23,494,686
40,000,000	1.350%, 09/06/2017 (g)(h)	39,989,140
	Kraft Heinz Co.
31,000,000	1.440%, 09/19/2017 (g)(h)	30,971,450
3,000,000	1.430%, 09/21/2017 (g)(h)	2,997,497
30,000,000	1.430%, 09/22/2017 (g)(h)	29,973,783

		127,426,556

	OIL & GAS STORAGE & TRANSPORTATION — 4.5%
	Energy Transfer Partners
50,000,000	1.962%, 09/01/2017 (g)(h)	49,997,607
11,000,000	1.952%, 09/06/2017 (g)(h)	10,996,830
37,000,000	1.952%, 09/13/2017 (g)(h)	36,976,778

		97,971,215

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017 (unaudited)

Principal		Value
	COMMERCIAL PAPER (CONTINUED) — 16.3%

	OIL & NATURAL GAS EXPLORATION — 1.1%
$23,000,000	Canadian Natural Resources Ltd.
	1.551%, 09/07/2017 (g)(h)	$22,992,710

	RAILROADS — 1.0%
21,000,000	Kansas City Southern
	1.561%, 09/11/2017 (g)(h)	20,988,867

TOTAL COMMERCIAL PAPER (COST $352,382,803)		352,360,143

	U.S. GOVERNMENT OBLIGATIONS — 2.3%
50,000,000	U.S. Treasury Bills 0.950%, 10/26/2017 (h)	49,923,242

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $49,927,049)		49,923,242

Shares		Value

	MONEY MARKET FUNDS — 0.5%
10,791,090	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.89% (i)	$10,791,090

TOTAL MONEY MARKET FUNDS (COST $10,791,090)		10,791,090

TOTAL INVESTMENTS — 99.6% (COST $3,090,765,284)		2,152,388,573
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.4%	7,562,006

NET ASSETS — 100.0%		$2,159,950,579

(a)	Affiliated Company. See Note 3.
(b)	Non-income producing security.
(c)	Restricted and controlled security under procedures approved by the Directors. The value of these securities totals $683,195,653, which represents 31.63% of The Fairholme Fund’s net assets. Information related to these securities is as follows:

Shares/ Principal Amount	Issuer	Acquisition Date(s)	Acquisition Cost	08/31/2017 Carrying Value Per Unit
$7,715,000	Sears Holdings Corp., 6.625%	09/10/2015-10/30/2015	$7,757,214	$93.53
$143,408,000	Sears Holdings Corp., 8.000%	09/10/2015-10/30/2015	$144,784,138	$83.62
14,497,773	Sears Holdings Corp. Common Stock	09/19/2005-12/11/2015	$881,679,980	$7.94
222,319	Sears Holdings Corp., Strike Price $25.686	09/10/2015-10/20/2015	$3,947,990	$2.35
$6,886,000	Sears Roebuck Acceptance Corp., 7.500%	09/08/2015-09/23/2015	$5,138,365	$48.23
$823,000	Sears Roebuck Acceptance Corp., 6.875%	09/23/2015-09/29/2015	$796,978	$98.17
15,405	Sears Roebuck Acceptance Corp., 7.400% Preferred Stock	09/08/2015-09/24/2015	$253,311	$11.37
23,136,502	The St. Joe Co.	12/12/2007-10/13/2010	$607,609,975	$18.85

(d)	Security is deemed an illiquid security under Rule 144.
(e)	Variable rate security. Rates shown are the effective rates as of August 31, 2017.
(f)	Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.11.
(g)	Restricted security as defined in Rule 144A/144a under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Funds’ liquidity guidelines. The value of these securities totals $514,850,083, which represents 23.84% of The Fairholme Fund’s net assets.
(h)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(i)	Annualized based on the 1-day yield as of August 31, 2017.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

August 31, 2017 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 11.7%

	REAL ESTATE INVESTMENT TRUSTS — 11.7%
568,000	Seritage Growth Properties	$27,298,080

TOTAL DOMESTIC EQUITY SECURITIES (COST $22,591,281)		27,298,080

	DOMESTIC PREFERRED EQUITY SECURITIES — 21.1%

	CONSUMER FINANCE — 3.0%
268,500	GMAC Capital Trust I, Inc.
	7.100%, Series 2 (a)	7,013,220

	MORTGAGE FINANCE — 15.2%
	Federal Home Loan Mortgage Corp.
1,200,000	7.875%, Series Z (a)(b)	7,560,000
1,029,724	6.550%, Series Y (b)	5,210,403
396,000	5.100%, Series H (b)	3,762,000
98,355	6.000%, Series P (b)	944,208
	Federal National Mortgage Association
1,167,500	7.000%, Series O (a)(b)	11,850,125
520,000	7.750%, Series S (a)(b)	3,380,000
500,000	6.750%, Series Q (b)	2,775,000

		35,481,736

	OIL & NATURAL GAS EXPLORATION — 1.3%
	Chesapeake Energy Corp.
47,200	5.000%	2,643,200
600	5.750% (c)	337,608
100	5.750% (c)	58,912

		3,039,720

Shares		Value

	RETAIL DEPARTMENT STORES — 1.6%
	Sears Roebuck Acceptance Corp.
178,106	7.000% (d)(e)	$1,952,042
149,931	7.400% (d)(e)	1,704,715

		3,656,757

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $42,546,256)		49,191,433

Principal

	DOMESTIC CORPORATE BONDS — 25.6%

	CAPITAL GOODS — 8.7%
$ 9,350,000	HC2 Holdings, Inc.
	11.000%, 12/01/2019 (c)	9,443,500
12,500,000	International Wire Group, Inc.
	10.750%, 08/01/2021 (c)	10,822,500

		20,266,000

	CONSUMER SERVICES — 3.8%
10,389,000	Monitronics International, Inc.
	9.125%, 04/01/2020	8,740,266

	DIVERSIFIED BANKS — 1.4%
3,247,000	Bank of America Corp.
	8.000% (a)(f)	3,305,121

	OIL & GAS EQUIPMENT & SERVICES — 1.1%
4,000,000	Bristow Group, Inc.
	6.250%, 10/15/2022	2,525,200

	RETAIL DEPARTMENT STORES — 10.6%
29,520,500	Sears Holdings Corp.
	8.000%, 12/15/2019 (d)(e)	24,685,042
	Sears Roebuck Acceptance Corp.
95,000	7.500%, 10/15/2027 (d)(e)	45,820
11,000	6.750%, 01/15/2028 (d)(e)	5,396
40,000	6.500%, 12/01/2028 (d)(e)	19,236
50,000	7.000%, 06/01/2032 (d)(e)	24,250

		24,779,744

TOTAL DOMESTIC CORPORATE BONDS (COST $65,146,852)		59,616,331

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017 (unaudited)

Principal		Value

	FOREIGN CORPORATE BONDS — 10.2%

	CANADA — 10.2%

	METALS & MINING — 10.2%
	Imperial Metals Corp.
$27,725,000	7.000%, 03/15/2019 (c)	$23,832,410

TOTAL FOREIGN CORPORATE BONDS (COST $26,712,683)		23,832,410

	MUNICIPAL BONDS — 2.4%

	WISCONSIN — 2.4%
	Public Finance Authority, Industrial Improvements, Refunding Revenue, Taxable Pass Through, Natgasoline LLC
5,512,500	10.000%, 06/30/2021 (c)	5,547,780

TOTAL MUNICIPAL BONDS (COST $5,490,661)		5,547,780

	FLOATING RATE LOAN INTERESTS — 2.2%

	RETAIL DEPARTMENT STORES — 2.2%
	Neiman Marcus Group Ltd. LLC, Refinanced Term Loan (3 mo. LIBOR US + 3.250%)
6,981,912	4.474%, 10/25/2020 (g)	5,152,651

TOTAL FLOATING RATE LOAN INTERESTS (COST $5,508,232)		5,152,651

	COMMERCIAL PAPER — 22.8%

	AUTOMOTIVE RETAIL — 4.3%
	AutoNation, Inc.
10,000,000	1.651%, 09/01/2017 (c)(h)	9,999,521

	ENERGY SERVICES — 3.0%
	Duke Energy Corp.
7,000,000	1.320%, 09/08/2017 (c)(h)	6,997,754

	FOOD PRODUCTS — 3.0%
	Conagra Brands, Inc.
7,000,000	1.350%, 09/05/2017 (c)(h)	6,998,417

Principal		Value

	COMMERCIAL PAPER — 22.8%

	HOME FURNISHINGS — 2.1%
	Mohawk Industries, Inc.
$ 5,000,000	1.300%, 09/07/2017 (c)(h)	$4,998,600

	INSURANCE BROKERS — 0.9%
	Marsh & McLennan Co., Inc.
2,000,000	1.361%, 09/11/2017 (c)(h)	1,999,111

	LIFE & HEALTH INSURANCE — 2.6%
	Cigna Corp.
6,000,000	1.251%, 09/12/2017 (c)(h)	5,997,128

	MULTIMEDIA — 2.6%
	Viacom, Inc.
6,000,000	1.711%, 09/08/2017 (c)(h)	5,998,075

	OIL & GAS STORAGE & TRANSPORTATION — 4.3%
	Energy Transfer Partners
10,000,000	1.951%, 09/07/2017 (c)(h)	9,996,636

TOTAL COMMERCIAL PAPER (COST $52,987,777)		52,985,242

	U.S. GOVERNMENT OBLIGATIONS — 2.1%
	U.S. Treasury Bills
2,000,000	0.611%, 10/12/2017 (h)	1,997,463
3,000,000	0.950%, 10/26/2017 (h)	2,995,394

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $4,994,256)		4,992,857

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017 (unaudited)

Shares		Value

	MONEY MARKET FUNDS — 1.0%
2,213,220	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.89% (i)	$2,213,220

TOTAL MONEY MARKET FUNDS (COST $2,213,220)		2,213,220

Value
TOTAL INVESTMENTS — 99.1% (COST $228,191,218)	$230,830,004
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%	2,075,898

NET ASSETS — 100.0%	$232,905,902

(a)	Variable rate security. Rates shown are the effective rates as of August 31, 2017.
(b)	Non-income producing security.
(c)	Restricted security as defined in Rule 144A/144a under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Funds’ liquidity guidelines. The value of these securities totals $103,027,952, which represents 44.24% of The Income Fund’s net assets.
(d)	Restricted or controlled security under procedures approved by the Directors. The value of these securities totals $28,436,501, which represents 12.21% of The Income Fund’s net assets. Information related to these securities is as follows:

Shares/ Principal Amount	Issuer	Acquisition Date	Acquisition Cost	08/31/2017 Carrying Value Per Unit
$29,520,500	Sears Holdings Corp., 8.000%	08/17/2015-05/25/2017	$27,103,944	$83.62
178,106	Sears Roebuck Acceptance Corp., 7.000% Preferred Stock	08/18/2015-08/28/2015	$2,550,795	$10.96
149,931	Sears Roebuck Acceptance Corp., 7.400% Preferred Stock	08/18/2015-08/26/2015	$2,150,510	$11.37
$95,000	Sears Roebuck Acceptance Corp., 7.500%	08/27/2015	$55,613	$48.23
$11,000	Sears Roebuck Acceptance Corp., 6.750%	08/27/2015	$6,435	$49.05
$40,000	Sears Roebuck Acceptance Corp., 6.500%	08/27/2015	$23,140	$48.09
$50,000	Sears Roebuck Acceptance Corp., 7.000%	08/27/2015	$28,775	$48.50

(e)	Security is deemed an illiquid security under Rule 144.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Floating rate security. Rate shown is the effective rate as of August 31, 2017.
(h)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(i)	Annualized based on the 1-day yield as of August 31, 2017.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

August 31, 2017 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 36.7%

	REAL ESTATE INVESTMENT TRUSTS — 24.9%
974,050	Seritage Growth Properties	$46,812,843

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.0%
305,000	The St. Joe Co. (a)(b)(c)	5,657,750

	RETAIL DEPARTMENT STORES — 7.6%
1,793,900	Sears Holdings Corp. (a)(b)(c)	14,243,566

	RETAILER — 1.2%
184,400	Lands’ End, Inc. (c)	2,240,460

TOTAL DOMESTIC EQUITY SECURITIES (COST $114,556,422)		68,954,619

	FOREIGN EQUITY SECURITIES — 4.4%

	CANADA — 4.4%

	METALS & MINING — 4.3%
2,623,506	Imperial Metals Corp. (c)	8,130,504

	RETAIL DEPARTMENT STORES — 0.1%
930,743	Sears Canada, Inc. (c)	93,074

TOTAL FOREIGN EQUITY SECURITIES (COST $31,323,926)		8,223,578

	DOMESTIC PREFERRED EQUITY SECURITIES — 28.4%

	MORTGAGE FINANCE — 28.4%
	Federal Home Loan Mortgage Corp.
4,033,100	7.875%, Series Z (c)(d)	25,408,530
	Federal National Mortgage Association
4,301,200	7.750%, Series S (c)(d)	27,957,800

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $37,299,594)		53,366,330

Shares		Value

	WARRANTS — 0.6%

	RETAIL DEPARTMENT STORES — 0.6%
474,266	Sears Holdings Corp., Vested, Strike Price $25.686, Expire 12/15/2019 (a)(b)(c)(e)	$1,114,524

TOTAL WARRANTS (COST $3,323,527)		1,114,524

Principal

	DOMESTIC CORPORATE BONDS — 7.5%

	CAPITAL GOODS — 2.7%
$6,000,000	International Wire Group, Inc.
	10.750%, 08/01/2021 (f)	5,194,800

	CONSUMER SERVICES — 3.6%
8,100,000	Monitronics International, Inc.
	9.125%, 04/01/2020	6,814,530

	OIL & GAS DRILLING — 1.2%
2,250,000	Atwood Oceanics, Inc.
	6.500%, 02/01/2020	2,200,275

TOTAL DOMESTIC CORPORATE BONDS (COST $15,494,654)		14,209,605

	COMMERCIAL PAPER — 20.7%

	ENERGY SERVICES — 2.6%
5,000,000	Duke Energy Corp.
	1.320%, 09/08/2017 (f)(g)	4,998,395

	FOOD PRODUCTS — 2.1%
4,000,000	Conagra Brands, Inc. 1.350%, 09/05/2017 (f)(g)	3,999,096

	HOME FURNISHINGS — 2.7%
5,000,000	Mohawk Industries, Inc.
	1.300%, 09/07/2017 (f)(g)	4,998,600

	INSURANCE BROKERS — 2.6%
5,000,000	Marsh & McLennan Co., Inc.
	1.361%, 09/11/2017 (f)(g)	4,997,777

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

August 31, 2017 (unaudited)

Principal		Value

	COMMERCIAL PAPER (CONTINUED) — 20.7%

	LODGING — 2.7%
$5,000,000	Wyndham Worldwide Co.
	1.800%, 09/01/2017 (f)(g)	$4,999,761

	MULTIMEDIA — 2.7%
5,000,000	Viacom, Inc.
	1.711%, 09/08/2017 (f)(g)	4,998,396

	OIL & GAS STORAGE & TRANSPORTATION — 4.2%
8,000,000	Energy Transfer Partners
	1.951%, 09/07/2017 (f)(g)	7,997,309

	RAILROADS — 1.1%
2,000,000	Kansas City Southern
	1.551%, 09/08/2017 (f)(g)	1,999,231

TOTAL COMMERCIAL PAPER (COST $38,990,279)		38,988,565

Shares		Value

	MONEY MARKET FUNDS — 1.6%
2,962,236	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.89% (h)	$2,962,236

TOTAL MONEY MARKET FUNDS (COST $2,962,236)		2,962,236

TOTAL INVESTMENTS — 99.9% (COST $243,950,638)		187,819,457
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	219,874

NET ASSETS — 100.0%		$188,039,331

(a)	Restricted and controlled security under procedures approved by the Directors. The value of these securities totals $21,015,840, which represents 11.18% of The Allocation Fund’s net assets. Information related to these securities is as follows:

Shares	Issuer	Acquisition Date(s)	Acquisition Cost	08/31/2017 Carrying Value Per Unit
1,793,900	Sears Holdings Corp.	08/19/2011-12/11/2014	$65,137,769	$ 7.94
474,266	Sears Holdings Corp., Warrants, Vested, Strike Price $25.686, Expire 12/15/2019	11/17/2014-11/24/2014	$ 3,323,528	$ 2.35
305,000	The St. Joe Co.	08/08/2017-08/17/2017	$ 5,792,771	$18.55

(b)	Security is deemed an illiquid security under Rule 144.
(c)	Non-income producing security.
(d)	Variable rate security. Rates shown are the effective rates as of August 31, 2017.
(e)	Warrants have terms and conditions based on dividends paid and other events that may lower the strike price and raise the shares per warrant conversion ratio. Reported strike prices and conversion ratios are as of the date of this report. All share-to-warrant conversion ratios are currently 1:1.11.
(f)	Restricted security as defined in Rule 144A/144a under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Funds’ liquidity guidelines. The value of these securities totals $44,183,365 which represents 23.50% of The Allocation Fund’s net assets.
(g)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(h)	Annualized based on the 1-day yield as of August 31, 2017.

The accompanying notes are an integral part of the schedule of investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2017 (unaudited)

Note 1. Significant Accounting Policies

As investment companies, the Funds follow the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Funds’ investments are reported at fair value as defined by U.S. GAAP. The Funds calculate their net asset values as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to the Funds’ securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Fairholme Capital Management, L.L.C. (the “Manager”) may also employ other valuation methods which the Manager believes would provide a more accurate indication of fair value. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is estimated using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) long-term fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation Committee. As of August 31, 2017, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at August 31, 2017, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Funds’ pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: Depending on the relative significance of valuation inputs, these instruments may be classified in any level of the fair value hierarchy. As of December 3, 2015, the Manager was deemed to be an affiliate of Sears Holdings Corporation (“Sears”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Sears by the Funds and other investment entities managed by the Manager. The Sears securities are considered control securities under Rule 144 and are treated as restricted securities for purposes of the Company’s valuation and liquidity procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Warrants: The Funds may invest in warrants, which may be acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants entitle, but do not obligate, the holder to buy equity securities

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2017 (unaudited)

at a specific price for a specific period of time. Warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities that may be purchased nor do they represent any rights in the assets of the issuing company. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants traded on a security exchange are valued at the official closing price on the valuation date and are classified as Level 1 of the fair value hierarchy. Over the counter (OTC) warrants are valued using simulation models utilizing market value of the underlying security, expiration date of the warrants, volatility of the underlying security, strike price of the warrants, risk-free interest rate at the valuation date, and are classified as Level 2 or Level 3 of the fair value hierarchy depending on the observability of the inputs used.

The Funds use several recognized industry third-party pricing services (TPPS) - approved by the Board and unaffiliated with the Manager - to value some of its securities. It also uses other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2017 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of the Funds’ investments by inputs used to value the Funds’ investments as of August 31, 2017, is as follows:

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 8/31/17
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Retail Department Stores	$553,350	$115,112,318	$115,665,668
Other Industries*	543,037,339	—	543,037,339
Foreign Equity Securities*	23,067,202	—	23,067,202
Domestic Preferred Equity Securities
Mortgage Finance	697,112,560	22,482,007	719,594,567
Retail Department Stores	—	175,155	175,155
Warrants*	—	522,450	522,450
Domestic Corporate Bonds*	—	211,939,229	211,939,229
Foreign Corporate Bonds*	—	125,312,488	125,312,488
Commercial Paper*	—	352,360,143	352,360,143
U.S. Government Obligations	—	49,923,242	49,923,242
Money Market Funds	10,791,090	—	10,791,090

TOTAL INVESTMENTS	$1,274,561,541	$877,827,032	$2,152,388,573

THE INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$27,298,080	$—	$27,298,080
Domestic Preferred Equity Securities
Consumer Finance	7,013,220	—	7,013,220
Mortgage Finance	31,719,736	3,762,000	35,481,736
Oil & Natural Gas Exploration	2,643,200	396,520	3,039,720
Retail Department Stores	—	3,656,757	3,656,757
Domestic Corporate Bonds*	—	59,616,331	59,616,331
Foreign Corporate Bonds*	—	23,832,410	23,832,410
Municipal Bonds*	—	5,547,780	5,547,780
Floating Rate Loan Interests*	—	5,152,651	5,152,651
Commercial Paper*	—	52,985,242	52,985,242
U.S. Government Obligations	—	4,992,857	4,992,857
Money Market Funds	2,213,220	—	2,213,220

TOTAL INVESTMENTS	$70,887,456	$159,942,548	$230,830,004

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2017 (unaudited)

	Valuation Inputs
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Total Fair Value at 8/31/17

THE ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Retail Department Stores	$—	$14,243,566	$14,243,566
Real Estate Management & Development	—	5,657,750	5,657,750
Other Industries*	49,053,303	—	49,053,303
Foreign Equity Securities*	8,223,578	—	8,223,578
Domestic Preferred Equity Securities*	53,366,330	—	53,366,330
Warrants*	—	1,114,524	1,114,524
Domestic Corporate Bonds*	—	14,209,605	14,209,605
Commercial Paper*	—	38,988,565	38,988,565
Money Market Funds	2,962,236	—	2,962,236

TOTAL INVESTMENTS	$113,605,447	$74,214,010	$187,819,457

*	Industry classifications for these categories are detailed in the Schedule of Investments.

The Income Fund had transfers of $4,938,120 or 2.06% of net assets as of November 30, 2016 from Level 1 to Level 2 during the period ended August 31, 2017. Transfers from Level 1 to Level 2 are due to a decline in market activity, e.g., frequency of trades, which resulted in a decrease in available market inputs to determine price. The Fairholme Fund and The Allocation Fund did not have material transfers between Level 1 and Level 2 during the period ended August 31, 2017. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments at August 31, 2017, or November 30, 2016.

Warrants: The Funds’ investments in warrants as of August 31, 2017, are presented within the Schedule of Investments.

The Fairholme Fund’s and The Allocation Fund’s warrant positions during the period ended August 31, 2017, had an average monthly market value of approximately $616,713 and $1,315,613, respectively.

Note 2. Tax Matters

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized depreciation of investments at August 31, 2017, were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
The Fairholme Fund	$3,096,813,599	$185,120,208	$(1,129,545,234)	$(944,425,026)
The Income Fund	228,308,964	14,736,680	(12,215,640)	2,521,040
The Allocation Fund	244,257,347	22,945,303	(79,383,193)	(56,437,890)

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULE OF INVESTMENTS (continued)

August 31, 2017 (unaudited)

The difference between book basis and tax basis for The Fairholme Fund’s and The Allocation Fund’s net unrealized depreciation is attributable to the tax deferral of losses on wash sales and capitalized cost. The difference between book basis and tax basis for The Income Fund’s net unrealized appreciation is attributable to capitalized cost.

Note 3. Transactions in Shares of Affiliates

Portfolio companies in which the Fairholme Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of the Fairholme Fund. The aggregate fair value of all securities of affiliates held in the Fairholme Fund as of August 31, 2017, amounted to $938,489,619 representing 43.45% of the Fairholme Fund’s net assets.

Transactions in the Fairholme Fund during the period ended August 31, 2017, in which the issuer was an affiliate are as follows:

	November 30, 2016	Gross Additions	Gross Deductions	August 31, 2017
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income	Unrealized Appreciation/ Depreciation
Imperial Metals Corp.	7,152,813	—	—	7,152,813	$22,167,275	$—	$—	$(9,781,563)
Lands’ End, Inc.(a)	2,415,527	—	2,415,527	—	—	(30,038,605)	—	22,798,369
Sears Holdings Corp.	14,497,773	—	—	14,497,773	115,112,318	—	—	(64,805,045)
Sears Canada, Inc.	10,075,672	—	1,076,400	8,999,272	899,927	(10,513,159)	—	(5,099,103)
Seritage Growth Properties	2,084,600	140,000	—	2,224,600	106,914,276	—	1,633,450	2,013,726
The St. Joe Co.	23,136,502	—	—	23,136,502	436,123,063	—	—	(45,116,179)
Sears Roebuck Acceptance Corp. 7.400%	15,405	—	—	15,405	175,155	—	21,374	1,233
Sears Holdings Corp., Vested, Strike Price $25.686, Expire 12/15/2019	222,319	—	—	222,319	522,450	—	—	(340,148)
Imperial Metals Corp. 7.000%, 03/15/2019	$156,780,000	$ —	$11,000,000	$145,780,000	125,312,488	(887,723)	10,051,739	(14,624,299)
Sears Holdings Corp. 6.625%, 10/15/2018	$ 7,715,000	$ —	$ —	$7,715,000	7,215,840	—	373,384	(115,461)
Sears Holdings Corp. 8.000%, 12/15/2019	$143,408,000	$ —	$ —	$143,408,000	119,917,770	—	8,385,295	(13,145,108)
Sears Roebuck Acceptance Corp. 6.875%, 10/15/2017	$ 823,000	$ —	$ —	$823,000	807,939	—	52,453	(16,563)
Sears Roebuck Acceptance Corp. 7.500%, 10/15/2027	$ 6,886,000	$ —	$ —	$6,886,000	3,321,118	—	449,154	(636,456)

Total					$938,489,619	$(41,439,487)	$20,966,849	$(128,866,597)

(a)	Company is no longer considered an “affiliated company” at August 31, 2017

For additional information regarding the accounting policies of the Funds and the most recent federal income tax information, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date	October 27, 2017

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date	October 27, 2017

* Print the name and title of each signing officer under his or her signature.